Loss before income taxes	12 Months Ended
Dec. 31, 2025
Loss before income taxes

11. Loss before income taxes

Expenses by nature:

	Year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,903	-	-
Amortization of intangible asset	1	-	-
Amortization of right-of-use asset	-	250	520
Directors
- salaries and related costs	552	1,581	1,308
- social benefits contribution	-	41	-
Key management personnel (other than directors)
- salaries and related costs	1,317	360	360
- social benefits contribution	10	-	-
Other than directors and key management personnel
- salaries and related costs	605	1,404	1,686
- social benefits contribution	14	23	-

During the year ended December 31, 2024 and 2025, the Company incurred the remuneration expenses of RMB1.6 million and 1.3 million respectively, for directors, and RMB0.4 and RMB0.4 million, respectively, for key management personnel.